Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Gains or Losses Foreign Currency Transactions	Gains or losses resulting from foreign currency transactions are included in net income (loss).

	For the Six Months Ended June 30,
	2026	2025
Average rate	7.8243	7.7985

	As of June 30, 2026	As of December 31, 2025
Period-end spot rate	7.8420	7.7833

Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Office equipment and furnishings	5 years

Schedule of Disaggregation of Revenue from Contracts

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the six months ended June 30,
	2026	2025
REVENUE
Corporate Management Consulting Services:
Management consulting services	$362,511	$746,683
Management consulting services-related parties	—	329,358

Asset Management Services:
Fund management services	—	251,666
Total	$362,511	$1,327,707

Revenue disaggregated by timing of revenue recognition for the six months ended June 30, 2026 and 2025 is disclosed in the table below:

	For the six months ended June 30,
	2026	2025
Point in time:
Management consulting services	$255,614	$596,667
Fund subscription services	—	—

Over time:
Management consulting services	$106,897	$479,374
Fund management services	—	251,666

Total	$362,511	$1,327,707